Leases - Schedule of Changes in Carrying Value of Right of Use Assets (Details) - USD ($) $ in Millions		12 Months Ended
		Mar. 31, 2022		Mar. 31, 2021		Mar. 31, 2020
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		$ 656		$ 551
Additions		123	[1]	189	[1]	$ 155	[2]
Additions through business combination (Refer to Note 2.10)						28
Deletions		(17)		(20)		(18)
Depreciation		(105)		(86)		(78)
Translation difference		(21)		22		(48)
Ending balance		636		656		551
Opening Balance after Adjustment Cumulative Effect at Date Of Initial Application
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance						420
Increase/Decrease Due to Changes in Accounting Policy Required by IFRSs Cumulative Effect at Date of Initial Application | I F R S16 Leases
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance						92
Land
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		86		83
Additions	[1]			1
Depreciation		(1)		(1)		(1)
Translation difference		(2)		3		(8)
Ending balance		83		86		83
Land | Increase/Decrease Due to Changes in Accounting Policy Required by IFRSs Cumulative Effect at Date of Initial Application | I F R S16 Leases
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance						92
Buildings
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		545		461
Additions		60	[1]	168	[1]	148	[2]
Additions through business combination (Refer to Note 2.10)						26
Deletions		(11)		(20)		(18)
Depreciation		(88)		(80)		(75)
Translation difference		(17)		16		(39)
Ending balance		489		545		461
Buildings | Opening Balance after Adjustment Cumulative Effect at Date Of Initial Application
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance						419
Vehicles
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		3		2
Additions	[1]			1
Additions through business combination (Refer to Note 2.10)						2
Depreciation		(1)		(1)		(1)
Translation difference				1
Ending balance		2		3		2
Vehicles | Opening Balance after Adjustment Cumulative Effect at Date Of Initial Application
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance						1
Computer Equipment
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		22		5
Additions		63	[1]	19	[1]	7	[2]
Deletions		(6)
Depreciation		(15)		(4)		(1)
Translation difference		(2)		2		(1)
Ending balance		$ 62		$ 22		$ 5

[1]	Net of adjustments on account of modifications and lease incentives
[2]	Net of adjustments on account of lease incentives